Fair Value	12 Months Ended
Dec. 31, 2011
Fair Value [Abstract]
Fair Value

Note R    Fair Value

Fair Value Instruments Measured at Fair Value

In certain circumstances, fair value enables the Company to more accurately align its financial performance with the market value of actively traded or hedged assets and liabilities. Fair values enable a company to mitigate the non-economic earnings volatility caused from financial assets and financial liabilities being carried at different bases of accounting, as well as to more accurately portray the active and dynamic management of a company’s balance sheet. ASC 820 provides additional guidance for estimating fair value when the volume and level of activity for an asset or liability has significantly decreased. In addition, it includes guidance on identifying circumstances that indicate a transaction is not orderly. Under ASC 820, fair value measurements for items measured at fair value at December 31, 2011 and 2010 included:

	Fair Value	Quoted Prices in	Significant Other	Significant Other
	Measurements	Active Markets for	Observable	Unobservable
(Dollars in thousands)	December 31, 2011	Identical Assets*	Inputs**	Inputs***
Available for sale securities	$648,362	$1,724	$646,638	$—
Loans available for sale	6,795	—	6,795	—
Loans (2)	18,895	—	9,423	9,472
OREO (1)	20,946	—	2,509	18,437

	Fair Value	Quoted Prices in	Significant Other	Significant Other
	Measurements	Active Markets for	Observable	Unobservable
(Dollars in thousands)	December 30, 2010	Identical Assets*	Inputs**	Inputs***
Available for sale securities	$435,140	$4,212	$430,928	$—
Loans available for sale	12,519	—	12,519	—
Loans(2)	49,317	—	13,862	35,455
OREO(1)	25,697	—	1,971	23,726

*	Level 1 inputs

**	Level 2 inputs

***	Level 3 inputs

(1)	Fair value is measured on a nonrecurring basis in accordance with the provisions of ASC 360.

(2)	See Note F. Nonrecurring fair value adjustments to loans identified as impaired reflect full or partial write-downs that are based on the loans observable market price or current appraised value of the collateral in accordance with ASC 310.

When appraisals are used to determine fair value and the appraisals are based on a market approach, the related loan’s fair value is classified as level 2 input. The fair value of loans and OREO are based on appraisals which significant adjustments to market-based valuation inputs or apply an income approach based on unobservable cash flows, is classified as Level 3 inputs.

Transfers between levels of the fair value hierarchy are recognized on the actual date of the event or circumstances that caused the transfer, which generally coincides with the Company’s monthly and/or quarter valuation process.

During 2011 there were no transfers between level 1 and level 2 assets carried at fair value.

For loans classified as level 3 the transfers in totaled $3.6 million consisting of loans that became impaired during 2011. Transfers out consisted of charge offs of $4.7 million, and foreclosures migrating to OREO and other reductions (including principal payments) totaling $25.0 million. No sales were recorded.

Charge-offs recognized upon loan foreclosures are generally offset by general or specific allocations of the allowance for loan losses and generally do not, and did not during the reported periods, significantly impact the Company’s provision for loan losses.

For OREO classified as level 3 during 2011 transfers out totaled $35.7 million consisting of valuation write-downs of $2.8 million and sales of $32.9 million and transfers in consisted of foreclosed loans totaling $30.4 million.

The carrying value amounts and fair values of the Company’s financial instruments at December 31 were as follows:

	At December 31
	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(In thousands)
Financial Assets
Cash and cash equivalents	$167,081	$167,081	$211,405	$211,405
Securities	668,339	668,849	462,001	461,993
Loans, net	1,182,509	1,211,809	1,202,864	1,224,452
Loans held for sale	6,795	6,795	12,519	12,519
Financial Liabilities
Deposits	1,718,741	1,722,709	1,637,228	1,644,930
Borrowings	186,252	191,702	148,213	152,091
Subordinated debt	53,610	32,166	53,610	17,200

The following methods and assumptions were used to estimate the fair value of each class of financial instrument for which it is practicable to estimate that value at December 31, 2011 and 2010:

Cash and cash equivalents:    The carrying amount was used as a reasonable estimate of fair value.

Securities:    U.S. Treasury securities are reported at fair value utilizing Level 1 inputs. Other securities classified as available for sale are reported at fair value utilizing Level 2 inputs. For these securities, the Company obtains fair value measurements from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond’s terms and conditions, among other things.

The Company reviews the prices supplied by the independent pricing service, as well as their underlying pricing methodologies, for reasonableness and to ensure such prices are aligned with traditional pricing matrices. In general, the Company does not purchase investment portfolio securities that are esoteric or that have a complicated structure. The Company’s entire portfolio consists of traditional investments, nearly all of which are U.S. Treasury obligations, federal agency bullet or mortgage pass-through securities, or general obligation or revenue based municipal bonds. Pricing for such instruments is fairly generic and is easily obtained. From time to time, the Company will validate, on a sample basis, prices supplied by the independent pricing service by comparison to prices obtained from third-party sources or derived using internal models.

Loans:    Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are segregated by type such as commercial, mortgage, etc. Each loan category is further segmented into fixed and adjustable rate interest terms and by performing and nonperforming categories. The fair value of loans, except residential mortgages, is calculated by discounting scheduled cash flows through the estimated maturity using estimated market discount rates that reflect the credit and interest rate risks inherent in the loan. For residential mortgage loans, fair value is estimated by discounting contractual cash flows adjusting for prepayment assumptions using discount rates based on secondary market sources. The estimated fair value is not an exit price fair value under ASC 820 when this valuation technique is used.

Loans held for sale:    Fair values are based upon estimated values to be received from independent third party purchasers.

Deposit Liabilities:    The fair value of demand deposits, savings accounts and money market deposits is the amount payable at the reporting date. The fair value of fixed maturity certificates of deposit is estimated using the rates currently offered for funding of similar remaining maturities.

Borrowings:    The fair value of floating rate borrowings is the amount payable on demand at the reporting date. The fair value of fixed rate borrowings is estimated using the rates currently offered for borrowings of similar remaining maturities.

Subordinated debt:    The fair value of the floating rate subordinated debt is estimated using discounted cash flow analysis and the Company’s current incremental borrowing rate for similar instruments.